Taxes	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Taxes

A.5	Taxes

	2022 US$m	2021 US$m	2020 US$m

(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	501	-	-
Deferred tax (benefit)/ expense	(814)	297	(439)

PRRT (benefit)/ expense	(313)	297	(439)

Income tax
Current year
Current tax expense	2,256	658	275
Deferred tax expense/(benefit)	701	301	(1,308)
Adjustment to prior years
Current tax (benefit)/expense	(276)	(20)	16
Deferred tax expense/(benefit)	231	18	(9)

Income tax expense/(benefit)	2,912	957	(1,026)

Tax expense/(benefit)	2,599	1,254	(1,465)

	2022 US$m	2021 US$m	2020 US$m

(b) Reconciliation of income tax expense
Profit/(loss) before tax	9,174	3,290	(5,440)
PRRT benefit/(expense)	313	(297)	439

Profit/(loss) before income tax	9,487	2,993	(5,001)

Income tax expense/(benefit) calculated at 30%	2,847	898	(1,500)
Effect of tax rate differentials	(141)	(42)	192
Effect of deferred tax assets not recognised	150	114	270
Foreign exchange impact on tax (benefit)/expense	(44)	(18)	3
Adjustment to prior years	(45)	(2)	7
Integration and transaction costs non-deductible	142	-	-
Other	3	7	2

Income tax expense/(benefit)	2,912	957	(1,026)

	2022 US$m	2021 US$m	2020 US$m

(c) Reconciliation of PRRT benefit
Profit/(loss) before tax	9,174	3,290	(5,440)
Non-PRRT assessable (profit)/loss	(6,197)	(2,134)	3,080

PRRT projects profit/(loss) before tax	2,977	1,156	(2,360)

PRRT expense/(benefit) calculated at 40%	1,191	462	(944)
(Recognition)/derecognition of Pluto general expenditure 1	(1,362)	-	627
Augmentation	(175)	(166)	(138)
Other	33	1	16

PRRT expense/(benefit)	(313)	297	(439)

	2022 US$m	2021 US$m	2020 US$m

(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	(710)	455	(242)
Augmentation for current year	(175)	(166)	(138)
Provisions	(12)	(29)	(32)
Other	83	37	(27)

PRRT (benefit)/ expense	(814)	297	(439)

Income tax
Oil and gas properties	292	674	(981)
Exploration and evaluation assets	14	(204)	(210)
Lease assets and liabilities	25	1	(16)
Provisions	151	(10)	(106)
PRRT assets and liabilities	236	(88)	134
Unused tax losses and tax credits	19	149	(149)
Assets held for sale	205	(205)	-
Derivatives	21	(11)	16
Other	(31)	13	(5)

Income tax deferred tax expense/(benefit)	932	319	(1,317)

Deferred tax expense/(benefit)	118	616	(1,756)

	2022 US$m	2021 US$m	2020 US$m

(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	(64)	5	(25)
Other	(2)	5	6

Deferred income tax (benefit)/expense via other comprehensive income	(66)	10	(19)

	2022 US$m	2021 US$m	2020 US$m

(f) Effective income tax rate: Australian and global operations
Effective income tax rate 2
Australia	30.0%	30.6%	29.6%
Global	30.7%	32.0%	20.5%

1.
The $1,362 million increase of the Pluto PRRT deferred tax asset is due to the recognition of previously unrecognised deductible
expenditure that is now expected to be utilised to offset future taxable profits.

2.
The global operations ef
fe
ctive income tax rate (ETR) is calculated as the Group’s income tax expense divided by profit before income tax. The Australian operations ETR is calculated with reference to all Australian companies and excludes foreign exchange on settlement and revaluation of income tax liabilities.

	2022 US$m	2021 US$m

(g) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	1,460	767
Augmentation for current year	113	166
Provisions	271	75
Other	(23)	(1)

PRRT deferred tax assets	1,821	1,007

Income tax 3
Oil and gas properties	(1,496)	-
Exploration and evaluation assets	30	-
Lease assets and liabilities	23	-
Unused tax losses and tax credits	1,464	-
Derivatives	23	-
Provisions	60	-
Other	34	-

Income tax deferred tax assets	138	-

Deferred tax assets	1,959	1,007

Deferred tax liabilities
PRRT 4
Production and growth assets	1,281	-
Augmentation for current year	(62)	-
Provisions	(743)	-
Other	137	-

PRRT deferred tax liabilities	613	-

Income tax
Oil and gas properties	2,857	1,520
Exploration and evaluation assets	67	51
Lease assets and liabilities	(22)	(38)
Provisions	(1,280)	(706)
PRRT assets and liabilities	347	303
Assets held for sale	-	(205)
Derivatives	(36)	(15)
Other	(89)	(32)

Income tax deferred tax liabilities	1,844	878

Deferred tax liabilities	2,457	878

3 .	The Group was in a net income tax deferred tax l iability position in 2021.
4 .	The Group was in a net PRRT deferred tax asset position in 2021.
Tax transparency code
Woodside participates in the Australian Board of Taxation’s voluntary Tax Transparency Code (TTC). To increase public confidence in the contributions and compliance of corporate taxpayers, the TTC recommends public disclosure of tax information. Part A of the recommended disclosures are addressed within this Taxes note and Part B within our Sustainable Development Report, supported by additional information on our website.
Recognition and measurement
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realised. The tax rates and laws used to determine the amount are based on those that have been enacted or substantially enacted by the end of the reporting period. Income taxes relating to items recognised directly in equity are recognised in equity.
Current taxes
Current tax expense is the expected tax payable on the taxable income for the current year and any adjustment to tax paid in respect of previous years.
Deferred taxes
Deferred tax expense represents movements in the temporary differences between the carrying amount of an asset or liability in the consolidated

statement of financial position and its tax base.

With the exception of those noted below, deferred tax liabilities are recognised for all taxable temporary differences.
Deferred tax assets are recognised for deductible temporary differences, unused tax losses and tax credits only if it is probable that sufficient future taxable income will be available to utilise those temporary differences and losses.
Deferred tax is not recognised if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither accounting profit nor the taxable profit.
In relation to PRRT, the impact of future augmentation on expenditure is included in the determination of future taxable profits when assessing the extent to which a deferred tax asset can be recognised in the consolidated statement of financial position.
Offsetting deferred tax balances
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset current tax assets and liabilities and when they relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities that the Group intends to settle its current tax assets and liabilities on a net basis. Refer to Notes E.8 and E.9 for detail on the tax consolidated groups.

Key estimates and judgements

(a) Income tax classification
Judgement is required when determining whether a particular tax is an income tax or another type of tax. PRRT is considered, for accounting purposes, to be an income tax. Accounting for deferred tax is applied to income taxes as described above, but is not applied to other types of taxes, e.g. North West Shelf royalties, excise and levies which are recognised in cost of sales in the income statement.

(b) Deferred tax asset recognition
Income
t
ax losses and credits: Deferred tax assets (DTAs) relating to carry forward unused
tax losses and credits arising from the USA Tax Consolidation Group (USA TCG) of $1,371 million (2021: nil) and $93 million (2021:
nil) arising from regions other than Australia and the USA have been recognised. The Group has determined that it is probable that sufficient future taxable income will be available to utilise those losses within those regions. Refer to Note E.9(a) for details of tax consolidated groups.

DTAs relating to carry forward unused tax losses and credits of $250 million from the USA TCG, $146 million from USA entities outside of the USA TCG and $1,061 million from regions other than Australia and the USA have not been recognised as it is not currently probable that the assets will be utilised based on current planned activities in those regions (2021: $497 million unrecognised DTAs).

PRRT: The recoverability of PRRT deferred tax assets is primarily assessed with regard to future oil price assumptions impacting forecast future taxable profits. As a result of higher actual and forecast assessable revenues supporting future recoverability of unrecognised quarantined exploration and general expenditure, the Pluto PRRT DTA has increased by $1,362 million. In determining the amount of DTA that is considered probable and eligible for recognition, forecast future taxable profits are risk-adjusted where appropriate by a market premium risk rate to reflect uncertainty inherent in long-term forecasts. A long-term bond rate of 3.2% (31 December 2021: 1.5%) was used for the purposes of augmentation.

Certain deferred tax assets on deductible temporary differences have not been recognised on the basis that deductions from future augmentation of the recognised deductible temporary difference will be sufficient to offset future taxable profits. $6,523 million (2021: $4,507 million) relates to the North West Shelf Project, $189 million (2021: $1,432 million) relates to remaining Pluto quarantined exploration expenditure and $831 million (2021: $1,071 million) relates to Wheatstone. A long-term bond rate of 3.2% (31 December 2021: 1.5%) was used for the purposes of augmentation.

Had an alternative approach been used to assess recovery of the deferred tax assets, whereby future augmentation was not included in the assessment, additional deferred tax assets would be recognised, with a corresponding benefit to tax expense. It was determined that the approach adopted provides the most meaningful information on the implications of the PRRT regime, whilst ensuring compliance with IAS 12
Income Taxes
.

(c) Uncertain tax position
The Group has tax matters, litigation and other claims, for which the timing of resolution and potential economic outflows are uncertain. Where the Group assesses an outcome for any tax matter, litigation or other claim as more likely than not to be accepted by the relevant tax authority, the position is adopted in the reported tax balances.

Because of the complexity of some of these positions the ultimate outcome may differ from the current estimate of the position. These differences will be reflected as increases or decreases to tax expense in the period in which new information is available.